Pension and Other Postretirement Benefits	9 Months Ended
Jun. 30, 2012
Pension and Other Postretirement Benefit Expense [Abstract]
Pension and Other Postretirement Benefits
Pension and Other Postretirement Benefits

Certain of Post's employees are eligible to participate in Ralcorp's U.S. qualified and supplemental noncontributory defined benefit pension plans and other postretirement benefit plans (partially subsidized retiree health and life insurance) or separate plans for Post Foods Canada Inc. The following disclosures reflect amounts related to Post employees based on separate actuarial valuations, projections and (for the U.S. plans for periods prior to the Spin-Off) certain allocations. In separating amounts in the U.S. plans between Post and Ralcorp, liabilities were calculated directly based on the participants of each group, and plan assets were allocated in accordance with the requirements of Internal Revenue Code Section 414(l) and ERISA Section 4044. The separation of the Post pension and other postretirement benefit plans from Ralcorp's pension and other postretirement benefit plans resulted in a one-time separation adjustment of $11.5 ($7.2, net of tax) recognized in Accumulated Other Comprehensive Income as a component of Stockholders' Equity. Amounts for the Canadian plans are included in these disclosures and are not disclosed separately because they do not constitute a significant portion of the combined amounts.

Effective January 1, 2011, benefit accruals for defined benefit pension plans were frozen for all administrative employees and certain production employees.

The following tables provide the components of net periodic benefit cost for the plans.

	Nine Months Ended June 30,
	2012	2011
Pension Benefits
Service Cost	$2.9	$2.8
Interest Cost	1.1	1.0
Expected return on plan assets	(1.2)	(1.3)
Amortization of net actuarial loss	0.4	0.3
Recognized prior service cost	0.3	0.3
Net periodic benefit cost	$3.5	$3.1

	Nine Months Ended June 30,
	2012	2011
Other Postretirement Benefits
Service cost	$1.8	$1.9
Interest cost	3.2	2.7
Amortization of prior service cost	(0.8)	(0.8)
Amortization of net actuarial loss	0.8	0.1
Net periodic benefit cost	$5.0	$3.9